Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of company's financial assets and liabilities measured at fair value
The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	September 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
PIPE Warrants	$—	$—	$86,359	$86,359
NRA Warrants	—	—	36,968	36,968
Second lien loan	—	—	10,423	10,423

Total liabilities measured at fair value	$—	$—	$133,750	$133,750

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$9,439	$—	$—	$9,439

Total assets measured at fair value	$9,439	$—	$—	$9,439

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
SAFEs	$—	$—	$59,301	$59,301
Redeemable convertible preferred stock warrant liabilities	—	—	1,619	1,619

Total liabilities measured at fair value	$—	$—	$60,920	$60,920

The
following
tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$9,439	$—	$—	$9,439

Total assets measured at fair value	$9,439	$—	$—	$9,439

Liabilities
SAFEs	$—	$—	$59,301	$59,301
Redeemable convertible preferred stock warrant liabilities	—	—	1,619	1,619

Total liabilities measured at fair value	$—	$—	$60,920	$60,920

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$7,042	$—	$—	$7,042
U.S. treasury securities	5,055	—	—	5,055

Total assets measured at fair value	$12,097	$—	$—	$12,097

Liabilities
SAFE	$—	$—	$10,000	$10,000
Redeemable convertible preferred stock warrant liabilities	—	—	2,045	2,045

Total liabilities measured at fair value	$—	$—	$12,045	$12,045

Schedule of changes in the estimated fair values
The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	Second Lien Loans	SAFE	Legacy Kodiak Redeemable Convertible Preferred Stock Warrants
Balance as of December 31, 2024	$—	$59,301	$1,619
Issuance of second lien loans	43,865	—	—
Issuance of SAFEs	—	23,660	—
Exchange of SAFE for second lien loan	10,000	(10,000)	—
Reclassification of Assumed Kodiak Warrants	—	—	(3,842)
Fair value remeasurement	23,938	190,075	7,272
Settlement via conversion or exercise	(67,380)	(263,036)	(5,049)

Balance as of September 30, 2025	$10,423	$—	$—

Balance as of December 31, 2023	$—	$10,000	$2,045
Issuance of SAFEs	—	44,054	—
Fair value remeasurement	—	—	(321)

Balance as of September 30, 2024	$—	$54,054	$1,724

The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	SAFE	Redeemable Convertible Preferred Stock Warrants	Total
Balance as of December 31, 2022	$—	$1,451	$1,451
Issuance of SAFE	10,000	—	10,000
Correction of an immaterial error of redeemable convertible preferred stock warrants	—	720	720
Fair value remeasurement	—	(126)	(126)

Balance as of December 31, 2023	10,000	2,045	12,045

Issuance of SAFEs	45,192	—	45,192
Fair value remeasurement	4,109	(426)	3,683

Balance as of December 31, 2024	$59,301	$1,619	$60,920

Simple Agreements For Future Equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of determined the fair value of its SAFE obligations
The Company determined the fair value of its SAFE obligations by using a valuation model with key assumptions summarized in the table below. The Company utilized a probability-weighted model that used both the pay-off method and Black-Scholes option-pricing model based on the potential settlement outcomes of the SAFE obligations, including a liquidity event, next equity financing and dissolution, as these events became known or knowable as of the valuation date.

	Year Ended December 31,
	2024	2023
Expected term to underlying triggering events (in years)	0.7	0.4 – 3.0
Discount rate	20.9%	26.0%
Volatility	60.7%	49.9 – 102.3%

Redeemable Convertible Preferred Stock Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of determined the fair value of its SAFE obligations
The Company determined the fair value of its redeemable convertible preferred stock warrants by using a Black-Scholes option-pricing model with key assumptions summarized in the table below. The Company utilized a probability-weighted Black-Scholes option-pricing model based on the potential settlement outcomes of the redeemable convertible preferred stock warrants, including a liquidity event or future equity financing as well as other settlement alternatives, as these events became known or knowable as of the valuation date.

	Year Ended December 31,
	2024	2023
Exercise price	$0.001 – $2.34	$0.001 – $2.34
Expected term (in years)	3.6 – 7.7	4.6 – 8.7
Risk-free interest rate	4.3% – 4.5%	3.8% – 3.9%
Volatility	80.3%	83.1%
Dividend yield	—	—